Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.62%
Apparel Retail–0.34%
Ross Stores, Inc.	93	$11,754
Apparel, Accessories & Luxury Goods–0.31%
lululemon athletica, inc.(b)	33	10,663
Application Software–5.60%
Adobe, Inc.(b)	126	63,577
ANSYS, Inc.(b)	22	7,435
Atlassian Corp. PLC, Class A(b)	35	8,165
Autodesk, Inc.(b)	57	16,294
Cadence Design Systems, Inc.(b)	73	9,270
DocuSign, Inc.(b)	49	9,879
Intuit, Inc.	72	31,615
Splunk, Inc.(b)	42	5,090
Synopsys, Inc.(b)	40	10,174
Workday, Inc., Class A(b)	47	10,750
Zoom Video Communications, Inc., Class A(b)	61	20,223
		192,472
Automobile Manufacturers–3.71%
Tesla, Inc.(b)	204	127,545
Automotive Retail–0.28%
O’Reilly Automotive, Inc.(b)	18	9,632
Biotechnology–4.00%
Alexion Pharmaceuticals, Inc.(b)	57	10,063
Amgen, Inc.	151	35,929
Biogen, Inc.(b)	40	10,699
Gilead Sciences, Inc.	328	21,684
Incyte Corp.(b)	57	4,775
Moderna, Inc.(b)	104	19,241
Regeneron Pharmaceuticals, Inc.(b)	27	13,566
Seagen, Inc.(b)	48	7,457
Vertex Pharmaceuticals, Inc.(b)	68	14,187
		137,601
Broadcasting–0.17%
Fox Corp., Class A	88	3,287
Fox Corp., Class B	67	2,431
		5,718
Cable & Satellite–3.22%
Charter Communications, Inc., Class A(b)	51	35,421
Comcast Corp., Class A	1,194	68,464
Sirius XM Holdings, Inc.	1,082	6,762
		110,647
Communications Equipment–1.70%
Cisco Systems, Inc.	1,103	58,349
Construction Machinery & Heavy Trucks–0.24%
PACCAR, Inc.	90	8,240
Shares		Value
Data Processing & Outsourced Services–3.81%
Automatic Data Processing, Inc.	112	$21,955
Fiserv, Inc.(b)	175	20,160
Paychex, Inc.	94	9,507
PayPal Holdings, Inc.(b)	306	79,566
		131,188
Diversified Support Services–0.51%
Cintas Corp.	27	9,545
Copart, Inc.(b)	61	7,870
		17,415
Drug Retail–0.35%
Walgreens Boots Alliance, Inc.	226	11,901
Electric Utilities–0.94%
American Electric Power Co., Inc.	129	11,094
Exelon Corp.	255	11,506
Xcel Energy, Inc.	140	9,923
		32,523
General Merchandise Stores–0.17%
Dollar Tree, Inc.(b)	61	5,948
Health Care Equipment–1.38%
DexCom, Inc.(b)	25	9,235
IDEXX Laboratories, Inc.(b)	22	12,278
Intuitive Surgical, Inc.(b)	31	26,107
		47,620
Health Care Supplies–0.34%
Align Technology, Inc.(b)	20	11,803
Health Care Technology–0.18%
Cerner Corp.	80	6,260
Hotels, Resorts & Cruise Lines–1.11%
Booking Holdings, Inc.(b)	11	25,977
Marriott International, Inc., Class A(b)	85	12,204
		38,181
Hypermarkets & Super Centers–1.27%
Costco Wholesale Corp.	116	43,879
Interactive Home Entertainment–1.15%
Activision Blizzard, Inc.	202	19,644
Electronic Arts, Inc.	75	10,720
NetEase, Inc., ADR (China)	78	9,199
		39,563
Interactive Media & Services–12.13%
Alphabet, Inc., Class A(b)	52	122,556
Alphabet, Inc., Class C(b)	56	135,047
Baidu, Inc., ADR (China)(b)	71	13,935
Facebook, Inc., Class A(b)	413	135,766
Match Group, Inc.(b)	70	10,037
		417,341
Internet & Direct Marketing Retail–9.94%
Amazon.com, Inc.(b)	87	280,407

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
eBay, Inc.	178	$10,837
JD.com, Inc., ADR (China)(b)	217	16,045
MercadoLibre, Inc. (Argentina)(b)	13	17,663
Pinduoduo, Inc., ADR (China)(b)	90	11,239
Trip.com Group Ltd., ADR (China)(b)	137	5,733
		341,924
Internet Services & Infrastructure–0.39%
Okta, Inc.(b)	32	7,118
VeriSign, Inc.(b)	29	6,378
		13,496
IT Consulting & Other Services–0.29%
Cognizant Technology Solutions Corp., Class A	138	9,875
Leisure Products–0.22%
Peloton Interactive, Inc., Class A(b)	69	7,611
Life Sciences Tools & Services–0.45%
Illumina, Inc.(b)	38	15,414
Movies & Entertainment–1.70%
Netflix, Inc.(b)	116	58,326
Packaged Foods & Meats–1.09%
Kraft Heinz Co. (The)	319	13,905
Mondelez International, Inc., Class A	369	23,443
		37,348
Railroads–0.58%
CSX Corp.	199	19,924
Research & Consulting Services–0.22%
Verisk Analytics, Inc.	43	7,432
Restaurants–1.02%
Starbucks Corp.	307	34,961
Semiconductor Equipment–2.42%
Applied Materials, Inc.	239	33,013
ASML Holding N.V., New York Shares (Netherlands)	20	13,509
KLA Corp.	40	12,676
Lam Research Corp.	37	24,045
		83,243
Semiconductors–12.35%
Advanced Micro Devices, Inc.(b)	316	25,305
Analog Devices, Inc.	96	15,802
Broadcom, Inc.	107	50,539
Intel Corp.	1,062	60,661
Marvell Technology, Inc.	175	8,453
Shares		Value
Semiconductors–(continued)
Maxim Integrated Products, Inc.(b)	70	$7,141
Microchip Technology, Inc.	70	10,987
Micron Technology, Inc.(b)	292	24,569
NVIDIA Corp.	162	105,264
NXP Semiconductors N.V. (China)	72	15,222
QUALCOMM, Inc.	297	39,958
Skyworks Solutions, Inc.	43	7,310
Texas Instruments, Inc.	240	45,557
Xilinx, Inc.	64	8,128
		424,896
Soft Drinks–2.32%
Keurig Dr Pepper, Inc.	368	13,601
Monster Beverage Corp.(b)	138	13,009
PepsiCo, Inc.	360	53,259
		79,869
Systems Software–9.53%
Check Point Software Technologies Ltd. (Israel)(b)	37	4,328
Microsoft Corp.	1,295	323,336
		327,664
Technology Distributors–0.18%
CDW Corp.	37	6,121
Technology Hardware, Storage & Peripherals–10.44%
Apple, Inc.(c)	2,882	359,126
Trading Companies & Distributors–0.23%
Fastenal Co.	150	7,956
Wireless Telecommunication Services–1.34%
T-Mobile US, Inc.(b)	325	45,971
Total Common Stocks & Other Equity Interests (Cost $3,058,529)		3,357,400
Money Market Funds–2.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	31,669	31,669
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	21,920	21,929
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	36,193	36,193
Total Money Market Funds (Cost $89,791)		89,791
TOTAL INVESTMENTS IN SECURITIES–100.23% (Cost $3,148,320)		3,447,191
OTHER ASSETS LESS LIABILITIES—(0.23)%		(7,901)
NET ASSETS–100.00%		$3,439,290
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,067,459	$(1,035,790)	$-	$-	$31,669	$2
Invesco Liquid Assets Portfolio, Institutional Class	-	762,470	(740,541)	-	-	21,929	2
Invesco Treasury Portfolio, Institutional Class	-	1,219,953	(1,183,760)	-	-	36,193	1
Total	$-	$3,049,882	$(2,960,091)	$-	$-	$89,791	$5

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-mini Nasdaq-100 Index	3	June-2021	$82,119	$3,155	$3,155
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,357,400	$—	$—	$3,357,400
Money Market Funds	89,791	—	—	89,791
Total Investments in Securities	3,447,191	—	—	3,447,191
Other Investments - Assets*
Futures Contracts	3,155	—	—	3,155
Total Investments	$3,450,346	$—	$—	$3,450,346

*	Unrealized appreciation.
Invesco NASDAQ 100 Index Fund